SUPPLEMENT DATED OCTOBER 1, 2010 TO
                     THE PROSPECTUS DATED SEPTEMBER 24, 2010

               CLAYMORE SECURITIES DEFINED PORTFOLIOS, SERIES 705

  Claymore/Guggenheim Short Duration High Yield Trust, Series 5 (the "Trust")
                              File No. 333-167996

     Notwithstanding anything to the contrary in the Prospectus, footnote (10) on page 11 of the Prospectus under the "Trust Portfolio" does not apply to the following security held by the Trust:

     Case New Holland, Inc. (guaranteed by CNH Global NV), 7.75%, Due 9/1/2013

                        Please keep for future reference.